Other contingent assets, liabilities and commitments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Money held in escrow for:	$ 5,081,000	$ 6,966,000
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 74,478,000	$ 42,052,000